Baird Chautauqua International Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.0%		Shares	Value
Canada - 12.3%
Ground Transportation - 2.5%
Canadian Pacific Kansas City Ltd.		498,055	$37,100,117
			$–
Independent Power and Renewable Electricity Producers - 3.4%
Brookfield Renewable Corp.		1,509,929	51,971,756
			$–
Insurance - 3.2%
Fairfax Financial Holdings Ltd.		27,501	48,113,412
			$–
Software - 3.2%
Constellation Software, Inc.		17,883	48,546,106
Total Canada			185,731,391

China - 18.9%
Biotechnology - 4.7%
BeOne Medicines Ltd. - ADR (a)		209,303	71,309,532
			$–
Broadline Retail - 9.0%
Alibaba Group Holding Ltd. - ADR		359,247	64,208,216
Prosus NV		1,019,922	72,124,049
			136,332,265
Life Sciences Tools & Services - 2.6%
Wuxi Biologics Cayman, Inc. (a)(b)		7,310,262	38,601,940
			$–
Real Estate Management & Development - 2.6%
KE Holdings, Inc. - ADR		2,097,964	39,861,316
Total China			286,105,053

Denmark - 8.9%
Biotechnology - 3.4%
Genmab AS (a)		167,632	51,722,559
			$–
Health Care Equipment & Supplies - 2.0%
Coloplast AS - Class B		355,367	30,629,121
			$–
Pharmaceuticals - 3.5%
Novo Nordisk AS - ADR		937,624	52,028,756
Total Denmark			134,380,436

France - 4.2%
Aerospace & Defense - 4.2%
Safran SA		179,926	63,850,356

India - 6.0%
Banks - 3.3%
HDFC Bank Ltd. - ADR		1,455,048	49,704,440
			$–
IT Services - 2.7%
Tata Consultancy Services Ltd.		1,289,278	41,965,131
Total India			91,669,571

Indonesia - 2.1%
Banks - 2.1%
Bank Rakyat Indonesia Persero Tbk PT		136,004,792	31,877,141

Italy - 3.4%
Passenger Airlines - 3.4%
Ryanair Holdings PLC - ADR		852,739	51,351,943

Japan - 11.8%
Automobiles - 3.7%
Suzuki Motor Corp.		3,813,573	55,521,370
			$–
Electronic Equipment, Instruments & Components - 2.9%
Keyence Corp.		118,421	44,119,036
			$–
Machinery - 2.7%
FANUC Corp.		1,422,259	40,871,389
			$–
Professional Services - 2.5%
Recruit Holdings Co. Ltd.		721,429	38,786,819
Total Japan			179,298,614

Netherlands - 7.5%
Financial Services - 3.5%
Adyen NV (a)(b)		33,011	53,117,454
			$–
Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding NV		61,986	60,008,027
Total Netherlands			113,125,481

Singapore - 8.0%
Banks - 4.1%
DBS Group Holdings Ltd.		1,545,067	61,273,969
			$–
Broadline Retail - 3.9%
Sea Ltd. - ADR (a)		333,090	59,533,175
Total Singapore			120,807,144

Switzerland - 2.3%
Software - 2.3%
Temenos AG		437,568	35,538,950

Taiwan, Province Of China - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		238,035	66,480,795

United States - 7.2%
Commercial Services & Supplies - 3.9%
Waste Connections, Inc.		337,014	59,247,061
			$–
Software - 2.0%
Atlassian Corp. - Class A (a)		182,877	29,205,457
			$–
Textiles, Apparel & Luxury Goods - 1.3%
Lululemon Athletica, Inc. (a)		111,661	19,867,842
Total United States			108,320,360
TOTAL COMMON STOCKS (Cost $1,052,007,523)			1,468,537,235

WARRANTS - 0.0%(c)		Contracts	Value
Canada - 0.0%(c)
Software — 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(d)		14,550	0
TOTAL WARRANTS (Cost $0)			0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.9%		Shares	Value
First American Government Obligations Fund - Class U, 4.07%(e)		43,404,728	43,404,728
TOTAL MONEY MARKET FUNDS (Cost $43,404,728)			43,404,728

TOTAL INVESTMENTS - 99.9% (Cost $1,095,412,251)			1,511,941,963
Other Assets in Excess of Liabilities - 0.1%			1,635,003
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$1,513,576,966
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $91,719,394 or 6.1% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Chautauqua International Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$808,537,951	$659,999,284	$–		$1,468,537,235
Warrants	–	–	–	(a)	–	(a)
Money Market Funds	43,404,728	–	–		43,404,728
Total Investments	$851,942,679	$659,999,284	$–	(a)	$1,511,941,963

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.